Property and equipment - Schedule of Reconciliation of Changes in Property Plant and Equipment Including Right-of-use Assets (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		$ 3,206,558	$ 2,787,595
Property, plant and equipment including right-of-use assets - Ending balance		3,674,046	3,206,558	$ 2,787,595
Property, plant and equipment including right-of-use assets		3,674,046	3,206,558	2,787,595
Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		5,346,356	4,432,734	3,782,742
Additions	[1]	1,229,880	1,073,710	743,097
Disposals	[2]	(498,135)	(160,088)	(93,105)
Transfers		0	0	0
Property, plant and equipment including right-of-use assets - Ending balance		6,078,101	5,346,356	4,432,734
Property, plant and equipment including right-of-use assets		6,078,101	5,346,356	4,432,734
Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		2,139,798	1,645,139	1,139,336
Disposals	[2]	(438,875)	(139,849)	(52,179)
Transfers		0	0	0
Property, plant and equipment including right-of-use assets - Ending balance		2,404,055	2,139,798	1,645,139
Depreciation for the year		703,132	634,508	557,982
Property, plant and equipment including right-of-use assets		2,404,055	2,139,798	1,645,139
Right of Use Assets Under Finance Lease | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		319,216	355,726
Property, plant and equipment including right-of-use assets - Ending balance		303,359	319,216	355,726
Property, plant and equipment including right-of-use assets		303,359	319,216	355,726
Construction | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		26,030	11,340
Property, plant and equipment including right-of-use assets - Ending balance		30,615	26,030	11,340
Property, plant and equipment including right-of-use assets		30,615	26,030	11,340
Property, plant and equipment | Major Maintenance [Member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		581,081	354,174
Property, plant and equipment including right-of-use assets - Ending balance		645,514	581,081	354,174
Property, plant and equipment including right-of-use assets		645,514	581,081	354,174
Property, plant and equipment | Major Maintenance [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		1,153,117	735,114	457,612
Additions	[1]	277,197	422,300	278,152
Disposals	[2]	(319,422)	(4,297)	(650)
Transfers		0	0	0
Property, plant and equipment including right-of-use assets - Ending balance		1,110,892	1,153,117	735,114
Property, plant and equipment including right-of-use assets		1,110,892	1,153,117	735,114
Property, plant and equipment | Major Maintenance [Member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		572,036	380,940	226,927
Disposals	[2]	(319,116)	(2,984)	(203)
Transfers		0	0	0
Property, plant and equipment including right-of-use assets - Ending balance		465,378	572,036	380,940
Depreciation for the year		212,458	194,080	154,216
Property, plant and equipment including right-of-use assets		465,378	572,036	380,940
Property, plant and equipment | Flight Equipments
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		100,055	98,454
Property, plant and equipment including right-of-use assets - Ending balance		92,591	100,055	98,454
Property, plant and equipment including right-of-use assets		92,591	100,055	98,454
Property, plant and equipment | Flight Equipments | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		252,452	212,452	187,204
Additions	[1]	32,084	0	0
Disposals	[2]	(32,084)	0	0
Transfers		0	40,000	25,248
Property, plant and equipment including right-of-use assets - Ending balance		252,452	252,452	212,452
Property, plant and equipment including right-of-use assets		252,452	252,452	212,452
Property, plant and equipment | Flight Equipments | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		152,397	113,998	92,041
Disposals	[2]	0	0	0
Transfers		0	20,640	16,430
Property, plant and equipment including right-of-use assets - Ending balance		159,861	152,397	113,998
Depreciation for the year		7,464	17,759	5,527
Property, plant and equipment including right-of-use assets		159,861	152,397	113,998
Property, plant and equipment | Rublic Spare Parts And Accesories [Member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		61,347	54,976
Property, plant and equipment including right-of-use assets - Ending balance		69,143	61,347	54,976
Property, plant and equipment including right-of-use assets		69,143	61,347	54,976
Property, plant and equipment | Rublic Spare Parts And Accesories [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		111,947	101,382	89,674
Additions	[1]	21,634	19,627	18,283
Disposals	[2]	(11,364)	(9,062)	(6,575)
Transfers		0	0	0
Property, plant and equipment including right-of-use assets - Ending balance		122,217	111,947	101,382
Property, plant and equipment including right-of-use assets		122,217	111,947	101,382
Property, plant and equipment | Rublic Spare Parts And Accesories [Member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		50,600	46,406	43,424
Disposals	[2]	(2,796)	(1,320)	(1,625)
Transfers		0	0	0
Property, plant and equipment including right-of-use assets - Ending balance		53,074	50,600	46,406
Depreciation for the year		5,270	5,514	4,607
Property, plant and equipment including right-of-use assets		53,074	50,600	46,406
Property, plant and equipment | Improvement of Flight Equipment [Member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		40,422	34,754
Property, plant and equipment including right-of-use assets - Ending balance		45,713	40,422	34,754
Property, plant and equipment including right-of-use assets		45,713	40,422	34,754
Property, plant and equipment | Improvement of Flight Equipment [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		68,758	71,903	69,550
Additions	[1]	16,407	10,965	18,859
Disposals	[2]	(3,409)	(14,110)	(16,506)
Transfers		1,082	0	0
Property, plant and equipment including right-of-use assets - Ending balance		82,838	68,758	71,903
Property, plant and equipment including right-of-use assets		82,838	68,758	71,903
Property, plant and equipment | Improvement of Flight Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		28,336	37,149	41,984
Disposals	[2]	(3,409)	(14,099)	(10,901)
Transfers		0	0	0
Property, plant and equipment including right-of-use assets - Ending balance		37,125	28,336	37,149
Depreciation for the year		12,198	5,286	6,066
Property, plant and equipment including right-of-use assets		37,125	28,336	37,149
Property, plant and equipment | Machinery and Equipments [Member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		6,489	8,294
Property, plant and equipment including right-of-use assets - Ending balance		6,899	6,489	8,294
Property, plant and equipment including right-of-use assets		6,899	6,489	8,294
Property, plant and equipment | Machinery and Equipments [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		42,114	46,785	46,145
Additions	[1]	0	537	1,040
Disposals	[2]	(780)	(5,281)	(400)
Transfers		2,500	73	0
Property, plant and equipment including right-of-use assets - Ending balance		43,834	42,114	46,785
Property, plant and equipment including right-of-use assets		43,834	42,114	46,785
Property, plant and equipment | Machinery and Equipments [Member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		35,625	38,491	36,489
Disposals	[2]	(750)	(5,272)	(381)
Transfers		0	17	0
Property, plant and equipment including right-of-use assets - Ending balance		36,935	35,625	38,491
Depreciation for the year		2,060	2,389	2,383
Property, plant and equipment including right-of-use assets		36,935	35,625	38,491
Property, plant and equipment | Lease-hold improvements
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		16,531	19,319
Property, plant and equipment including right-of-use assets - Ending balance		25,153	16,531	19,319
Property, plant and equipment including right-of-use assets		25,153	16,531	19,319
Property, plant and equipment | Lease-hold improvements | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		52,611	68,658	87,092
Additions	[1]	0	2,168	6,377
Disposals	[2]	(1,279)	(18,215)	(24,811)
Transfers		14,374	0	0
Property, plant and equipment including right-of-use assets - Ending balance		65,706	52,611	68,658
Property, plant and equipment including right-of-use assets		65,706	52,611	68,658
Property, plant and equipment | Lease-hold improvements | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		36,080	49,339	66,148
Disposals	[2]	(1,279)	(18,215)	(23,573)
Transfers		0	0	0
Property, plant and equipment including right-of-use assets - Ending balance		40,553	36,080	49,339
Depreciation for the year		5,752	4,956	6,764
Property, plant and equipment including right-of-use assets		40,553	36,080	49,339
Property, plant and equipment | Furniture And Computer Equipment [Member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		4,604	4,233
Property, plant and equipment including right-of-use assets - Ending balance		4,079	4,604	4,233
Property, plant and equipment including right-of-use assets		4,079	4,604	4,233
Property, plant and equipment | Furniture And Computer Equipment [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		25,679	24,668	23,019
Additions	[1]	0	1,769	2,627
Disposals	[2]	(10)	(758)	(978)
Transfers		1,342	0	0
Property, plant and equipment including right-of-use assets - Ending balance		27,011	25,679	24,668
Property, plant and equipment including right-of-use assets		27,011	25,679	24,668
Property, plant and equipment | Furniture And Computer Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		21,075	20,435	18,942
Disposals	[2]	(10)	(706)	362
Transfers		0	0	0
Property, plant and equipment including right-of-use assets - Ending balance		22,932	21,075	20,435
Depreciation for the year		1,867	1,346	1,131
Property, plant and equipment including right-of-use assets		22,932	21,075	20,435
Property, plant and equipment | Construction
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance	[3]	8,316	8,833
Property, plant and equipment including right-of-use assets - Ending balance	[3]	7,799	8,316	8,833
Property, plant and equipment including right-of-use assets	[3]	7,799	8,316	8,833
Property, plant and equipment | Construction | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance	[3]	22,404	22,404	22,443
Additions	[1],[3]	0	0	0
Disposals	[2],[3]	0	0	(39)
Transfers	[3]	0	0	0
Property, plant and equipment including right-of-use assets - Ending balance	[3]	22,404	22,404	22,404
Property, plant and equipment including right-of-use assets	[3]	22,404	22,404	22,404
Property, plant and equipment | Construction | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance	[3]	14,088	13,571	13,095
Disposals	[2],[3]	0	0	(39)
Transfers	[3]	0	0	0
Property, plant and equipment including right-of-use assets - Ending balance	[3]	14,605	14,088	13,571
Depreciation for the year	[3]	517	517	515
Property, plant and equipment including right-of-use assets	[3]	14,605	14,088	13,571
Property, plant and equipment | Ground And Platform Equipment [Member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		8,162	6,567
Property, plant and equipment including right-of-use assets - Ending balance		7,722	8,162	6,567
Property, plant and equipment including right-of-use assets		7,722	8,162	6,567
Property, plant and equipment | Ground And Platform Equipment [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		19,830	17,393	16,828
Additions	[1]	0	3,086	729
Disposals	[2]	(260)	(649)	(164)
Transfers		1,061	0	0
Property, plant and equipment including right-of-use assets - Ending balance		20,631	19,830	17,393
Property, plant and equipment including right-of-use assets		20,631	19,830	17,393
Property, plant and equipment | Ground And Platform Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		11,668	10,826	9,872
Disposals	[2]	(260)	(543)	(152)
Transfers		0	0	0
Property, plant and equipment including right-of-use assets - Ending balance		12,909	11,668	10,826
Depreciation for the year		1,501	1,385	1,106
Property, plant and equipment including right-of-use assets		12,909	11,668	10,826
Property, plant and equipment | Transportation Equipments [Member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		2,068	2,410
Property, plant and equipment including right-of-use assets - Ending balance		3,634	2,068	2,410
Property, plant and equipment including right-of-use assets		3,634	2,068	2,410
Property, plant and equipment | Transportation Equipments [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		10,152	10,648	10,039
Additions	[1]	0	259	692
Disposals	[2]	(728)	(755)	(83)
Transfers		2,585	0	0
Property, plant and equipment including right-of-use assets - Ending balance		12,009	10,152	10,648
Property, plant and equipment including right-of-use assets		12,009	10,152	10,648
Property, plant and equipment | Transportation Equipments [Member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		8,084	8,238	7,563
Disposals	[2]	(513)	(745)	(71)
Transfers		0	0	0
Property, plant and equipment including right-of-use assets - Ending balance		8,375	8,084	8,238
Depreciation for the year		804	591	746
Property, plant and equipment including right-of-use assets		8,375	8,084	8,238
Property, plant and equipment | Other Equipment [Member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		2,926	4,539
Property, plant and equipment including right-of-use assets - Ending balance		2,887	2,926	4,539
Property, plant and equipment including right-of-use assets		2,887	2,926	4,539
Property, plant and equipment | Other Equipment [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		31,856	32,781	30,156
Additions	[1]	0	937	2,638
Disposals	[2]	(55)	(1,789)	(13)
Transfers		1,539	(73)	0
Property, plant and equipment including right-of-use assets - Ending balance		33,340	31,856	32,781
Property, plant and equipment including right-of-use assets		33,340	31,856	32,781
Property, plant and equipment | Other Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		28,930	28,242	26,480
Disposals	[2]	(55)	(1,012)	(13)
Transfers		0	(17)	0
Property, plant and equipment including right-of-use assets - Ending balance		30,453	28,930	28,242
Depreciation for the year		1,578	1,717	1,775
Property, plant and equipment including right-of-use assets		30,453	28,930	28,242
Property, plant and equipment | Work In Progress [Member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		27,430	13,190
Property, plant and equipment including right-of-use assets - Ending balance		31,146	27,430	13,190
Property, plant and equipment including right-of-use assets		31,146	27,430	13,190
Property, plant and equipment | Work In Progress [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		27,430	13,190	9,377
Additions	[1]	28,199	15,631	3,813
Disposals	[2]	0	(1,391)	0
Transfers		(24,483)	0	0
Property, plant and equipment including right-of-use assets - Ending balance		31,146	27,430	13,190
Property, plant and equipment including right-of-use assets		31,146	27,430	13,190
Property, plant and equipment | Work In Progress [Member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		0	0	0
Disposals	[2]	0	0	0
Transfers		0	0	0
Property, plant and equipment including right-of-use assets - Ending balance		0	0	0
Depreciation for the year		0	0	0
Property, plant and equipment including right-of-use assets		0	0	0
Property, plant and equipment | Land [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		13,269	13,269
Property, plant and equipment including right-of-use assets - Ending balance		13,269	13,269	13,269
Property, plant and equipment including right-of-use assets		13,269	13,269	13,269
Property, plant and equipment | Land [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		13,269	13,269	13,269
Additions	[1]	0	0	0
Disposals	[2]	0	0	0
Transfers		0	0	0
Property, plant and equipment including right-of-use assets - Ending balance		13,269	13,269	13,269
Property, plant and equipment including right-of-use assets		13,269	13,269	13,269
Property, plant and equipment | Land [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance		0	0	0
Disposals	[2]	0	0	0
Transfers		0	0	0
Property, plant and equipment including right-of-use assets - Ending balance		0	0	0
Depreciation for the year		0	0	0
Property, plant and equipment including right-of-use assets		0	0	0
Right-of-use assets | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Disposals	[2],[4]			(15,583)
Right-of-use assets | Right of Use Assets Under Finance Lease
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance	[4]	319,216	355,726
Property, plant and equipment including right-of-use assets - Ending balance	[4]	303,359	319,216	355,726
Property, plant and equipment including right-of-use assets	[4]	303,359	319,216	355,726
Right-of-use assets | Right of Use Assets Under Finance Lease | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance	[4]	495,469	535,469	560,717
Additions	[1],[4]	0	0	0
Disposals	[2],[4]	0	0	0
Transfers	[4]	0	(40,000)	(25,248)
Property, plant and equipment including right-of-use assets - Ending balance	[4]	495,469	495,469	535,469
Property, plant and equipment including right-of-use assets	[4]	495,469	495,469	535,469
Right-of-use assets | Right of Use Assets Under Finance Lease | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance	[4]	176,253	179,743	176,650
Disposals	[2],[4]	0	0	0
Transfers	[4]	0	(20,640)	(16,430)
Property, plant and equipment including right-of-use assets - Ending balance	[4]	192,110	176,253	179,743
Depreciation for the year	[4]	15,857	17,150	19,523
Property, plant and equipment including right-of-use assets	[4]	192,110	176,253	179,743
Right-of-use assets | Right of Use Assets Under Lease
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance	[4]	2,014,642	1,808,857
Property, plant and equipment including right-of-use assets - Ending balance	[4]	2,415,138	2,014,642	1,808,857
Property, plant and equipment including right-of-use assets	[4]	2,415,138	2,014,642	1,808,857
Right-of-use assets | Right of Use Assets Under Lease | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance	[4]	3,019,268	2,526,618	2,159,617
Additions	[1],[4]	854,339	596,431	409,887
Disposals	[2],[4]	(128,744)	(103,781)	(42,886)
Transfers	[4]	0	0	0
Property, plant and equipment including right-of-use assets - Ending balance	[4]	3,744,883	3,019,268	2,526,618
Property, plant and equipment including right-of-use assets	[4]	3,744,883	3,019,268	2,526,618
Right-of-use assets | Right of Use Assets Under Lease | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets - Beginning balance	[4]	1,004,626	717,761	379,721
Disposals	[2],[4]	(110,687)	(94,953)
Transfers	[4]	0	0	0
Property, plant and equipment including right-of-use assets - Ending balance	[4]	1,329,745	1,004,626	717,761
Depreciation for the year	[4]	435,806	381,818	353,623
Property, plant and equipment including right-of-use assets	[4]	$ 1,329,745	$ 1,004,626	$ 717,761

[1]	Cash used in additions of property and equipment during 2025, 2024 and 2023 are $334,496, $422,837 and $333,208 respectively.
[2]	Cash proceeds from the sale of property and equipment during 2025, 2024 and 2023 are $33,552, $2,796 and $159 respectively.
[3]	Lease agreements for the land on which the maintenance facilities and other buildings are located establish that such facilities will be transferred to the Federal Government upon termination of the lease agreements without any consideration to the Group. The most important agreements expire between 2028 and 2033.
[4]	Total right-of-use net carrying amount or $2,718,497, $2,333,858, and $2,164,583 in December 31, 2025, 2024 and 2023 respectively.